Commitments, Guarantees, Indemnifications, and Legal Proceedings Schedule of Future Minimum Payments Under Capitalized Leases (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Capital Leased Assets [Line Items]
2014	$ 2,654
2015	2,654
2016	2,654
2017	2,654
2018	2,654
Thereafter	25,874
Total minimum capital lease payments	39,144
Less amounts representing interest	(14,240)
Present value of net minimum capital lease payments	24,904
Less current maturities of capital lease obligations	(1,030)	(964)
Total long-term capital lease obligations	$ 23,874	$ 24,904